RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Nature of Related Party Relationship

Company	Relationship
Genscript Biotech Corporation ("Genscript")	The Company’s most significant shareholder
Nanjing GenScript Biotech Co., Ltd. (formerly named as Nanjing Jinsirui Biotechnology Co., Ltd.)	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Incorporated	Controlled by Genscript or its parent, Genscript Corporation
Genscript USA Holdings Inc	Controlled by Genscript or its parent, Genscript Corporation
Genscript Probio USA Inc	Controlled by Genscript or its parent, Genscript Corporation
Nanjing Probio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Jiangsu GenScript Probio Biotech Co., Ltd.	Controlled by Genscript or its parent, Genscript Corporation
Genscript Netherlands	Controlled by Genscript or its parent, Genscript Corporation

Summary of Transactions with Related Parties	In addition to the transactions detailed elsewhere in the consolidated financial statements, the Company had the following transactions with related parties during the year:
(i)Licensing of patents to related parties:

	2023	2022	2021
	US$’000	US$’000	US$’000
Nanjing Probio Biotech Co., Ltd.	—	—	3,019
Sales of products and sales-based royalties from related parties:

	2023	2022	2021
	US$’000	US$’000	US$’000
Nanjing Probio Biotech Co., Ltd.	179	328	405
Purchases from related parties:

	2023	2022	2021
	US$’000	US$’000	US$’000
Nanjing GenScript Biotech Co., Ltd.	4,078	6,174	9,615
Jiangsu GenScript Probio Biotech Co., Ltd	303	1,306	334
Genscript USA Incorporated	473	1,028	786
Genscript USA Holdings Inc	389	380	—
Nanjing Probio Biotech Co., Ltd.	35	237	21
Jiangsu GenScript Biotech Co., Ltd	1	51	146
GenScript Probio USA Inc.	—	8	—
Genscript Netherlands	—	5	6
Total	5,279	9,189	10,908
Compensation fee for termination of service agreement:

	2023	2022	2021
	US$’000	US$’000	US$’000
Jiangsu GenScript Biotech Co., Ltd.	—	—	2,666
Financing from follow-on public offering, net of issuance cost

	2023	2022	2021
	US$’000	US$’000	US$’000
Genscript Biotech Corporation	—	—	84,600

Disclosure of Outstanding Balances with Related Parties Explanatory
The Company had the following significant balances with its related parties at the end of the year:
(i)Due from related parties

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Trade receivables
Nanjing Probio Biotech Co., Ltd.	41	90

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Other receivables
Nanjing GenScript Biotech Co., Ltd.	22	321
Genscript USA Incorporated	16	16
Jiangsu Genscript Biotech Co., Ltd	—	3
Total	38	340

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Prepayment
Nanjing Probio Biotech Co., Ltd.	237	251
Jiangsu GenScript Probio Biotech Co., Ltd	—	21
Total	237	272
(ii)Due to related parties.

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Trade payables
Nanjing GenScript Biotech Co., Ltd.	265	935
Genscript USA Incorporated	35	134
Jiangsu GenScript Biotech Co., Ltd	—	93
Jiangsu GenScript Probio Biotech Co., Ltd	272	—
Nanjing Probio Biotech Co., Ltd.	—	21
Total	572	1,183

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Other payables
Nanjing GenScript Biotech Co., Ltd.	892	2,435
GenScript USA Incorporated.	—	58
Jiangsu Genscript Biotech Co., Ltd	—	7
Jiangsu Genscript Probio Biotech Co., Ltd	—	4
Nanjing Probio Biotech Co., Limited	—	3
Genscript Netherlands	—	1
Total	892	2,508

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Lease liabilities
Genscript USA Holdings Inc	—	427
Nanjing GenScript Biotech Co., Ltd.	136	205
Total	136	632

Summary of Compensation of Key Management Personnel	Compensation of key management personnel of the Company:

	2023	2022	2021
	US$’000	US$’000	US$’000
Equity-settled share-based compensation expense	8,037	3,582	2,907
Short-term employee benefits	2,691	2,170	1,942
Total	10,728	5,752	4,849